Retirement plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2024	Dec 31 2023
Accrued benefit obligations:
Balance, beginning of year	$55,181	$53,586
Current service cost	3,395	2,246
Past service cost	—	2,479
Interest cost on accrued benefit obligations	2,436	2,549
Benefit payments	(3,657)	(4,280)
Settlements	(12,246)	(3,738)
Actuarial (gain) loss	(206)	2,074
Foreign exchange (gain) loss	(4,856)	265
Balance, end of year	40,047	55,181
Fair values of plan assets:
Balance, beginning of year	38,208	38,347
Interest income on assets	1,680	1,901
Contributions	2,536	5,687
Benefit payments	(3,657)	(4,280)
Settlements	(13,305)	(3,680)
Return on plan assets	45	(705)
Foreign exchange gain (loss)	(2,258)	938
Balance, end of year	23,249	38,208
Unfunded status	16,798	16,973
Minimum funding requirement	—	—
Defined benefit obligation, net	$16,798	$16,973

Schedule of expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2024 and 2023 is as follows:

For the years ended December 31	2024	2023
Net defined benefit pension plan expense:
Current service cost	$3,395	$2,246
Past service cost	—	2,479
Net interest cost	756	648
Cost of settlement	1,059	(58)
Total net defined benefit pension plan expense	$5,210	$5,315

Schedule of expense recognized in other comprehensive income
The Company’s current year actuarial gain (loss), recognized in the consolidated statements of comprehensive income for the years ended December 31, 2024 and 2023, are as follows:

For the years ended December 31	2024	2023
Actuarial gain (loss)	$1,353	$(2,827)

Schedule of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2024 and 2023 is as follows:

As at	Dec 31 2024	Dec 31 2023
Equity securities	23%	15%
Debt securities	14%	52%
Cash and other short-term securities	63%	33%
Total	100%	100%